United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/14

Date of Reporting Period: Quarter ended 08/31/13

Item 1. Schedule of Investments

Federated Government Cash Series
Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—45.6%
$91,250,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.120%—0.330%, 9/2/2013 - 9/26/2013	$91,274,559
34,215,000		Federal Farm Credit System Notes, 0.150%—3.875%, 9/17/2013 - 6/24/2014	34,228,925
97,500,000	[2]	Federal Home Loan Bank System Discount Notes, 0.040%—0.075%, 10/21/2013 - 11/27/2013	97,488,779
78,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.124%—0.280%, 9/3/2013 - 11/5/2013	77,990,369
431,110,000		Federal Home Loan Bank System Notes, 0.090%—4.000%, 9/4/2013 - 9/24/2014	431,321,777
43,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.080%—0.150%, 9/3/2013 - 1/27/2014	42,993,248
43,700,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.156%, 9/4/2013	43,698,846
94,799,000		Federal Home Loan Mortgage Corp. Notes, 0.130%—4.875%, 9/27/2013 - 2/7/2014	95,136,221
54,051,000	[2]	Federal National Mortgage Association Discount Notes, 0.079%—0.150%, 9/3/2013 - 1/2/2014	54,039,060
89,020,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.146%—0.320%, 9/3/2013 - 9/27/2013	89,007,656
72,623,000		Federal National Mortgage Association Notes, 0.750%—4.625%, 9/3/2013 - 6/27/2014	72,902,245
		TOTAL GOVERNMENT AGENCIES	1,130,081,685
		U.S. TREASURY—0.9%
23,000,000		United States Treasury Notes, 0.250%, 6/30/2014	23,016,002
		REPURCHASE AGREEMENTS—54.0%
20,000,000	[3]	Interest in $384,000,000 joint repurchase agreement 0.07%, dated 8/19/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $384,044,053 on 10/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $391,991,068.	20,000,000
83,000,000	[3]	Interest in $1,353,000,000 joint repurchase agreement 0.07%, dated 8/19/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,353,157,850 on 10/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2043 and the market value of those underlying securities was $1,383,686,474.	83,000,000
48,000,000	[3]	Interest in $772,000,000 joint repurchase agreement 0.08%, dated 7/15/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $772,102,933 on 9/13/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $791,503,429.	48,000,000
49,796,000		Interest in $3,015,000,000 joint repurchase agreement 0.06%, dated 8/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,015,020,100 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,075,320,502.	49,796,000
10,000,000		Interest in $192,000,000 joint repurchase agreement 0.06%, dated 8/30/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $192,002,240 on 9/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2023 and the market value of those underlying securities was $195,842,074.	10,000,000
32,000,000	[3]	Interest in $585,000,000 joint repurchase agreement 0.07%, dated 7/22/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,103,513 on 10/21/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/16/2053 and the market value of those underlying securities was $599,468,951.	32,000,000
31,000,000	[3]	Interest in $576,000,000 joint repurchase agreement 0.09%, dated 6/24/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $576,131,040 on 9/23/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2043 and the market value of those underlying securities was $591,022,398.	31,000,000
198,000,000		Interest in $1,203,000,000 joint repurchase agreement 0.05%, dated 8/27/2013 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,203,011,696 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2043 and the market value of those underlying securities was $1,231,263,809.	198,000,000
93,000,000	[3]	Interest in $611,000,000 joint repurchase agreement 0.07%, dated 8/14/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $611,034,454 on 9/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/15/2048 and the market value of those underlying securities was $624,697,723.	93,000,000
22,000,000	[3]	Interest in $385,000,000 joint repurchase agreement 0.05%, dated 8/26/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $385,004,278 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $393,331,667.	22,000,000
1

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$53,000,000		Interest in $950,000,000 joint repurchase agreement 0.05%, dated 8/27/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $950,009,236 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $975,415,279.	$53,000,000
12,000,000		Interest in $445,000,000 joint repurchase agreement 0.05%, dated 8/28/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $445,004,326 on 9/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2043 and the market value of those underlying securities was $454,392,426.	12,000,000
52,000,000		Interest in $965,000,000 joint repurchase agreement 0.05%, dated 8/30/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $965,009,382 on 9/6/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2043 and the market value of those underlying securities was $993,955,522.	52,000,000
44,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 0.10%, dated 7/18/2013 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,200,000 on 10/16/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 6/25/2043 and the market value of those underlying securities was $824,100,253.	44,000,000
25,000,000		Interest in $800,000,000 joint repurchase agreement 0.04%, dated 8/28/2013 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $800,006,222 on 9/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/15/2043 and the market value of those underlying securities was $818,132,116.	25,000,000
21,000,000	[3]	Interest in $380,000,000 joint repurchase agreement 0.08%, dated 8/2/2013 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $380,027,022 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2043 and the market value of those underlying securities was $388,783,409.	21,000,000
20,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.18%, dated 6/18/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,182,000 on 9/17/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security and U.S. Government Agency securities with various maturities to 7/1/2043 and the market value of those underlying securities was $409,119,479.	20,000,000
500,000,000		Interest in $600,000,000 joint repurchase agreement 0.06%, dated 8/30/2013 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $600,004,000 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security and U.S. Government Agency securities with various maturities to 3/1/2043 and the market value of those underlying securities was $613,895,254.	500,000,000
25,000,000	[3]	Interest in $450,000,000 joint repurchase agreement 0.12%, dated 7/2/2013 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $450,136,500 on 10/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2043 and the market value of those underlying securities was $460,757,979.	25,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	1,338,796,000
		TOTAL INVESTMENTS—100.5% (AT AMORTIZED COST)[4]	2,491,893,687
		OTHER ASSETS AND LIABILITIES - NET-(0.5)%[5]	(12,421,651)
		TOTAL NET ASSETS—100%	$2,479,472,036
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party
2

pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3
Federated Municipal Cash Series
Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—100.0%[1,2]
		Alabama—1.4%
$1,602,500		Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.110%, 9/5/2013	$1,602,500
3,200,000		Mobile, AL IDB, PCRBs (Series 2007B), 0.40% TOBs (Alabama Power Co.), Mandatory Tender 4/2/2014	3,200,000
		TOTAL	4,802,500
		Arizona—8.2%
855,000		Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.260%, 9/5/2013	855,000
7,221,000		Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.150%, 9/5/2013	7,221,000
5,610,000		Maricopa County, AZ, IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.140%, 9/5/2013	5,610,000
770,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 9/5/2013	770,000
2,100,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.140%, 9/5/2013	2,100,000
6,750,000		Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 9/5/2013	6,750,000
3,630,000		Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.150%, 9/5/2013	3,630,000
1,175,000		Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.150%, 9/5/2013	1,175,000
		TOTAL	28,111,000
		California—0.6%
2,015,000		Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.200%, 9/5/2013	2,015,000
		Colorado—4.0%
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.310%, 9/5/2013	3,300,000
345,000		Colorado HFA (Class I Bonds), (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 9/5/2013	345,000
9,970,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 9/26/2013	9,970,000
		TOTAL	13,615,000
		Florida—5.6%
310,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 9/5/2013	310,000
5,855,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.270%, 9/4/2013	5,855,000
7,000,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 11/14/2013	7,000,000
5,880,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.190%, 9/6/2013	5,880,000
		TOTAL	19,045,000
		Georgia—6.7%
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.210%, 9/5/2013	3,350,000
600,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.070%, 9/5/2013	600,000
4,000,000		Bartow County, GA, (Series 2013), 1.00% TANs, 12/31/2013	4,006,577
3,000,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.100%, 9/3/2013	3,000,000
7,985,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.110%, 9/4/2013	7,985,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.240%, 9/4/2013	4,000,000
		TOTAL	22,941,577
		Illinois—10.2%
5,115,000	[3,4]	Chicago, IL Transit Authority, BB&T Floater Certificate (Series 5001 DDL) Weekly VRDNs (Rabobank Nederland NV, Utrecht LIQ)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 9/5/2013	5,115,000
1,355,000		Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(BMO Harris Bank, N.A. LOC), 0.360%, 9/5/2013	1,355,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$9,200,000		Cook County, IL, (Series 2005) Weekly VRDNs (Catholic Theological Union)/(RBS Citizens, N.A. LOC), 0.300%, 9/4/2013	$9,200,000
995,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.330%, 9/5/2013	995,000
1,675,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.320%, 9/5/2013	1,675,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.230%, 9/5/2013	1,000,000
3,935,000		Illinois Finance Authority—Solid Waste, (Series 2013) Weekly VRDNs (Kuusakoski US LLC)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 9/4/2013	3,935,000
2,600,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.160%, 9/5/2013	2,600,000
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 9/4/2013	3,300,000
5,800,000		Orland Park, IL IDA, (Series 1996) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.220%, 9/4/2013	5,800,000
		TOTAL	34,975,000
		Indiana—2.0%
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.140%, 9/5/2013	1,500,000
5,500,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens, N.A. LOC), 0.150%, 9/5/2013	5,500,000
		TOTAL	7,000,000
		Iowa—1.5%
5,000,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(Rabobank Nederland NV, Utrecht LOC), 0.100%, 9/5/2013	5,000,000
		Kansas—0.9%
1,324,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.180%, 9/5/2013	1,324,000
1,725,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.140%, 9/4/2013	1,725,000
		TOTAL	3,049,000
		Kentucky—0.7%
400,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 9/5/2013	400,000
2,100,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.150%, 9/5/2013	2,100,000
		TOTAL	2,500,000
		Louisiana—0.8%
2,400,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.210%, 9/5/2013	2,400,000
500,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.360%, 9/4/2013	500,000
		TOTAL	2,900,000
		Maine—0.6%
2,030,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 9/4/2013	2,030,000
		Multi-State—9.6%
415,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.210%, 9/5/2013	415,000
838,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.210%, 9/5/2013	838,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(GTD by Deutsche Bank AG), 0.170%, 9/5/2013	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/GTD by Barclays Bank PLC), 0.160%, 9/5/2013	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Deutsche Bank AG), 0.200%, 9/5/2013	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(GTD by Barclays Bank PLC), 0.160%, 9/5/2013	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(GTD by JPMorgan Chase Bank, N.A.), 0.130%, 9/5/2013	10,000,000
		TOTAL	32,953,000
		New Jersey—12.2%
6,000,000		Belmar, NJ, 1.00% BANs, 3/14/2014	6,007,899
4,453,216		East Greenwich Township, NJ, (Series 2013A), 1.00% BANs, 11/21/2013	4,457,161
3,937,540		Evesham Township, NJ, 1.00% BANs, 10/23/2013	3,939,880

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$3,000,000		Fairview, NJ, 1.00% BANs, 2/21/2014	$3,003,522
2,966,870		Mendham Borough, NJ, 1.25% BANs, 7/11/2014	2,985,850
5,000,000	[3,4]	New Jersey State, (Series 2014) VRNs, 0.376%, 9/1/2013	5,000,449
7,000,000	[3,4]	New Jersey State, (Series 2014B) VRNs, 0.376%, 9/3/2013	7,000,526
3,000,000		North Plainfield, NJ, 1.25% BANs, 6/9/2014	3,011,672
2,500,000		Union Township, NJ, (Series 2013), 1.00% BANs, 6/3/2014	2,506,913
3,778,760		West Caldwell Township, NJ, 1.00% BANs, 5/1/2014	3,790,486
		TOTAL	41,704,358
		New York—5.4%
525,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.210%, 9/5/2013	525,000
940,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.210%, 9/4/2013	940,000
1,395,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.310%, 9/5/2013	1,395,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.200%, 9/5/2013	1,300,000
14,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(GTD by Citibank NA, New York), 0.130%, 9/5/2013	14,500,000
		TOTAL	18,660,000
		North Carolina—0.6%
2,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.210%, 9/4/2013	2,000,000
		Ohio—12.0%
2,775,000		Butler County, OH, 0.40% BANs, 7/31/2014	2,775,000
1,750,000		Cuyahoga Heights, OH, 1.00% BANs, 6/25/2014	1,754,940
6,000,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.110%, 9/5/2013	6,000,000
1,500,000		Hamilton, OH, 1.125% BANs, 10/3/2013	1,500,686
950,000		Lorain County, OH EDA Weekly VRDNs (Lake Ridge Academy)/(FirstMerit Bank, N.A. LOC), 0.140%, 9/5/2013	950,000
9,700,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.060%, 9/4/2013	9,700,000
6,600,000		Ohio State Higher Educational Facility Commission, (Series 2008B) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens, N.A. LOC), 0.100%, 9/4/2013	6,600,000
5,500,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens, N.A. LOC), 0.110%, 9/4/2013	5,500,000
6,200,000		Ohio State Higher Educational Facility Commission, (Series B) Weekly VRDNs (FirstMerit Bank, N.A. LOC), 0.160%, 9/5/2013	6,200,000
		TOTAL	40,980,626
		Oregon—4.9%
10,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 9/5/2013	10,000,000
6,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.090%, 9/5/2013	6,650,000
		TOTAL	16,650,000
		South Carolina—1.2%
4,180,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.260%, 9/5/2013	4,180,000
125,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.160%, 9/5/2013	125,000
		TOTAL	4,305,000
		Tennessee—2.9%
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.180%, 9/6/2013	10,000,000
		Texas—0.4%
1,240,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.090%, 9/5/2013	1,240,000
		Virginia—7.0%
3,500,000		Campbell County, VA IDA Weekly VRDNs (Georgia-Pacific Corp.)/(U.S. Bank, N.A. LOC), 0.070%, 9/4/2013	3,500,000
2,975,000		Fairfax County, VA IDA, (Inova Health System), (Series 2012 C), 0.140%, 9/5/2013	2,975,000

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Virginia—continued
$15,775,000	Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.070%, 9/4/2013	$15,775,000
1,750,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.70% CP (Virginia Electric & Power Co.), Mandatory Tender 9/13/2013	1,750,000
	TOTAL	24,000,000
	Wisconsin—0.6%
2,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.310%, 9/5/2013	2,000,000
	TOTAL MUNICIPAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	342,477,061
	OTHER ASSETS AND LIABILITIES—NET-0.0%[6]	38,847
	TOTAL NET ASSETS—100%	$342,515,908
Securities that are subject to the federal alternative minimum tax (AMT) represent 60.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At August 31, 2013, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, these restricted securities amounted to $91,157,975, which represented 26.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2013, these liquid restricted securities amounted to $91,157,975, which represented 26.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDFA	—Industrial Development Finance Authority
IDRB(s)	—Industrial Development Revenue Bond(s)
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes

5
Federated Prime Cash Series
Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—1.7%
		Finance - Automotive—1.2%
$25,000,000	[1,2]	Enterprise Fleet Financing, LLC (Series 2013-2), Class A1, 0.290%, 8/20/2014	$25,000,000
11,330,291		SMART ABS Series 2013-2US Trust, Class A1, 0.260%, 5/14/2014	11,330,291
		TOTAL	36,330,291
		Finance - Equipment—0.5%
15,000,000		John Deere Owner Trust 2013-B, Class A1, 0.250%, 9/26/2014	15,000,000
381,571	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class A1, 0.290%, 10/21/2013	381,571
		TOTAL	15,381,571
		TOTAL ASSET-BACKED SECURITIES	51,711,862
		Bank Note—2.4%
		Finance - Banking—2.4%
70,000,000		Bank of America N.A., 0.260%—0.280%, 9/6/2013 - 11/25/2013	70,000,000
		Certificates of Deposit—43.8%
		Finance - Banking—43.8%
84,500,000		BNP Paribas SA, 0.220%—0.230%, 11/15/2013 - 11/22/2013	84,500,000
50,000,000	[3]	Bank of Montreal, 0.314%, 11/15/2013	50,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.250%, 1/6/2014	25,000,000
85,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.230%, 10/17/2013 - 11/26/2013	85,000,000
50,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.240%, 10/7/2013	49,988,010
80,000,000		Barclays Bank PLC, 0.230%, 9/27/2013	80,000,000
100,000,000		Citibank NA, New York, 0.250%—0.260%, 11/18/2013 - 12/2/2013	100,000,000
65,000,000		Credit Agricole Corporate and Investment Bank, 0.240%—0.290%, 9/20/2013 - 11/25/2013	65,000,000
40,000,000		Deutsche Bank AG, 0.210%, 9/2/2013	40,000,000
27,000,000		Fifth Third Bank, Cincinnati, 0.300%, 9/6/2013 - 10/24/2013	27,000,000
93,000,000	[3]	JPMorgan Chase Bank, N.A., 0.384%, 9/23/2013	93,000,000
10,000,000		JPMorgan Chase Bank, N.A., 0.420%, 7/30/2014	10,000,000
148,000,000		Mizuho Bank Ltd., 0.220%—0.230%, 9/10/2013 - 10/10/2013	148,000,000
54,000,000		Natixis, 0.250%—0.260%, 11/22/2013 - 12/2/2013	54,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.280%, 9/3/2013	25,000,000
40,000,000	[3]	Royal Bank of Canada, Montreal, 0.300%, 9/3/2013	40,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.324%, 10/4/2013	20,000,000
10,000,000		Societe Generale, Paris, 0.260%, 9/27/2013	10,000,000
100,000,000		Standard Chartered Bank PLC, 0.210%—0.220%, 9/19/2013 - 12/9/2013	100,000,000
10,000,000		Standard Chartered Bank PLC, 0.230%, 1/3/2014	10,000,000
124,000,000		Sumitomo Mitsui Banking Corp., 0.230%—0.240%, 9/4/2013 - 11/19/2013	124,000,000
65,000,000		Toronto Dominion Bank, 0.240%—0.380%, 9/20/2013 - 3/4/2014	65,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,305,488,010
		Collateralized Loan Agreements—12.3%
		Finance - Banking—12.3%
46,000,000		Citigroup Global Markets, Inc., 0.588%—0.791%, 9/3/2013 - 10/18/2013	46,000,000
35,000,000		JPMorgan Securities LLC, 0.375%, 10/3/2013	35,000,000
75,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.385%—0.710%, 9/3/2013 - 11/19/2013	75,000,000
10,000,000		Pershing LLC, 0.385%, 9/3/2013	10,000,000
80,000,000		RBS Securities, Inc., 0.456%—0.872%, 9/3/2013 - 2/20/2014	80,000,000
121,600,000		Wells Fargo Securities, LLC, 0.355%—0.406%, 9/23/2013 - 10/21/2013	121,600,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	367,600,000
1

Principal Amount			Value
		Commercial Paper—16.1%[4]
		Aerospace/Auto—1.0%
$14,771,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.290%—0.310%, 9/3/2013 - 9/26/2013	$14,769,724
14,900,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.230%—0.240%, 9/13/2013 - 9/16/2013	14,898,741
		TOTAL	29,668,465
		Electric Power—2.2%
60,000,000	[1,2]	Electricite de France SA, 0.230%, 10/24/2013	59,979,683
5,900,000		Virginia Electric & Power Co., 0.280%—0.290%, 9/5/2013 - 9/24/2013	5,899,737
		TOTAL	65,879,420
		Finance - Banking—5.3%
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.331%, 8/5/2014	4,984,508
45,000,000		ING (U.S.) Funding LLC, 0.205%, 11/14/2013	44,981,037
8,790,000	[1,2]	JPMorgan Chase & Co., 0.230%, 12/27/2013	8,783,430
23,000,000	[1,2]	LMA-Americas LLC, 0.270%, 10/3/2013	22,994,480
10,000,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-UB), (Union Bank, N.A. LOC), 0.210%, 10/1/2013	10,000,000
65,000,000	[1,2]	Northern Pines Funding LLC, 0.240%, 9/10/2013	64,996,100
		TOTAL	156,739,555
		Finance - Commercial—1.5%
45,000,000	[1,2]	Versailles Commercial Paper LLC, 0.240%—0.270%, 9/4/2013 - 9/23/2013	44,996,904
		Finance - Retail—4.7%
75,000,000	[1,2]	Chariot Funding LLC, 0.270%—0.301%, 10/2/2013 - 3/14/2014	74,947,959
65,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.301%—0.301%, 2/24/2014 - 3/27/2014	64,891,750
		TOTAL	139,839,709
		Machinery/Equipment/Auto—0.1%
2,800,000	[1,2]	Harley-Davidson Financial Services, Inc., (Harley-Davidson, Inc. Support Agreement), 0.280%, 9/20/2013	2,799,586
		Oil & Oil Finance—0.5%
500,000	[1,2]	Devon Energy Corp., 0.160%, 9/4/2013	499,993
14,500,000	[1,3]	Devon Energy Corp., 0.334%, 9/25/2013	14,500,000
		TOTAL	14,999,993
		Sovereign—0.4%
13,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.250%, 12/4/2013	12,991,514
		Utility Gas—0.4%
11,580,000	[1,2]	Northeast Utilities, 0.220%—0.230%, 9/4/2013 - 9/6/2013	11,579,657
		TOTAL COMMERCIAL PAPER	479,494,803
		Corporate Bonds—1.4%
		Finance - Banking—0.1%
2,718,000		JPMorgan Chase & Co., 1.650%, 9/30/2013	2,720,931
		Finance - Commercial—1.3%
2,804,000		General Electric Capital Corp., 1.875%, 9/16/2013	2,805,713
415,000		General Electric Capital Corp., 2.100%, 1/7/2014	417,588
19,600,000		General Electric Capital Corp., 5.500%, 6/4/2014	20,363,883
800,000		General Electric Capital Corp., 5.650%, 6/9/2014	832,526
12,339,000		General Electric Capital Corp., 5.900%, 5/13/2014	12,817,464
		TOTAL	37,237,174
		TOTAL CORPORATE BONDS	39,958,105
		Loan Participation—2.0%
		Chemicals—2.0%
60,000,000		DuPont Teijin Films U.S. LP, (GTD by DuPont (E.I.) de Nemours & Co.), 0.400%, 9/26/2013	60,000,000
		Notes - Variable—13.2%[3]
		Finance - Automotive—1.7%
50,000,000		Toyota Motor Credit Corp., 0.269%, 10/15/2013	50,000,000
2

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Banking—8.3%
$1,415,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 9/6/2013	$1,415,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.411%, 9/4/2013	50,000,000
14,515,000		Carew Realty, Inc., (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.320%, 9/5/2013	14,515,000
3,390,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 9/6/2013	3,390,000
1,450,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 9/6/2013	1,450,000
76,035,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.140%, 9/3/2013	76,035,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.530%, 9/3/2013	50,000,000
8,475,000		Miami, FL Health Facilities Authority, (Series 2005), (SunTrust Bank LOC), 0.290%, 9/4/2013	8,475,000
6,995,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens, N.A. LOC), 0.150%, 9/4/2013	6,995,000
15,335,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.290%, 9/5/2013	15,335,000
4,000,000		South Carolina Jobs-EDA, (Series 2008), (SunTrust Bank LOC), 0.290%, 9/4/2013	4,000,000
3,020,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.240%, 9/6/2013	3,020,000
9,200,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.190%, 9/4/2013	9,200,000
3,250,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 0.320%, 9/5/2013	3,250,000
		TOTAL	247,080,000
		Finance - Commercial—0.4%
300,000	[1,2]	KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.220%, 9/5/2013	300,000
12,725,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.220%, 9/5/2013	12,725,000
		TOTAL	13,025,000
		Finance - Retail—1.1%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.746%, 9/16/2013	32,000,000
		Government Agency—0.9%
17,835,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.110%, 9/5/2013	17,835,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.150%, 9/5/2013	10,000,000
		TOTAL	27,385,000
		Metals—0.5%
3,000,000		Berkeley County, SC IDB, (Series 1996A), (Nucor Corp.), 0.310%, 9/4/2013	3,000,000
400,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007), (GTD by Nucor Corp.), 0.390%, 9/4/2013	400,000
4,300,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), (Nucor Corp.), 0.380%, 9/4/2013	4,300,000
2,200,000		St. James Parish, LA, (Series 2010A-1), (GTD by Nucor Corp.), 0.340%, 9/4/2013	2,200,000
3,000,000		St. James Parish, LA, (Series 2010B-1), (GTD by Nucor Corp.), 0.360%, 9/4/2013	3,000,000
		TOTAL	12,900,000
		Municipal—0.3%
10,000,000	[1,2]	New Jersey State, (Series 2014B), 0.376%, 9/3/2013	10,000,740
		TOTAL NOTES - VARIABLE	392,840,740
		Repurchase Agreement—7.9%
235,733,000		Interest in $3,015,000,000 joint repurchase agreement 0.06%, dated 8/30/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,015,020,100 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,075,320,502.	235,733,000
		TOTAL INVESTMENTS—100.8%(AT AMORTIZED COST)[5]	3,002,826,520
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[6]	(23,783,548)
		TOTAL NET ASSETS—100%	$2,979,042,972
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2013, these restricted securities amounted to $543,056,340, which represented 18.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2013, these liquid restricted securities amounted to $528,556,340, which represented 17.7% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at August 31, 2013, is as follows:
3

Security Acquisition	Date	Cost	Market Value
Devon Energy Corp., 0.334%, 9/25/2013	3/22/2013	$14,500,000	$14,500,000
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDA	—Economic Development Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDB	—Industrial Development Bond
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
4
Federated Treasury Cash Series
Portfolio of Investments
August 31, 2013 (unaudited)
Principal Amount			Value
		U.S. TREASURY—34.0%
$50,000,000	[1]	United States Treasury Bills, 0.035%, 9/12/2013	$49,999,465
59,000,000	[1]	United States Treasury Bills, 0.075%, 2/20/2014	58,981,677
93,500,000		United States Treasury Notes, 0.125%—3.125%, 9/30/2013	93,704,984
29,000,000		United States Treasury Notes, 0.250%—1.750%, 1/31/2014	29,076,391
55,000,000		United States Treasury Notes, 0.250%—1.875%, 2/28/2014	55,357,459
54,800,000		United States Treasury Notes, 0.250%—1.875%, 4/30/2014	54,998,519
86,500,000		United States Treasury Notes, 0.250%—2.750%, 10/31/2013	86,649,967
65,000,000		United States Treasury Notes, 0.500%, 10/15/2013	65,025,969
52,000,000		United States Treasury Notes, 0.500%—4.250%, 11/15/2013	52,334,302
32,750,000		United States Treasury Notes, 0.625%, 7/15/2014	32,875,615
17,000,000		United States Treasury Notes, 0.750%, 9/15/2013	17,003,719
70,000,000		United States Treasury Notes, 0.750%, 12/15/2013	70,133,039
21,000,000		United States Treasury Notes, 1.000%, 1/15/2014	21,068,165
26,000,000		United States Treasury Notes, 1.250%, 2/15/2014	26,128,122
22,000,000		United States Treasury Notes, 1.250%, 3/15/2014	22,125,569
8,500,000		United States Treasury Notes, 1.250%, 4/15/2014	8,555,900
30,000,000		United States Treasury Notes, 2.000%, 11/30/2013	30,131,972
12,000,000		United States Treasury Notes, 2.250%, 5/31/2014	12,187,481
33,000,000		United States Treasury Notes, 2.625%, 6/30/2014	33,672,020
		TOTAL U.S. TREASURY	820,010,335
		Repurchase Agreements—59.3%
100,000,000		Interest in $250,000,000 joint repurchase agreement 0.04%, dated 8/30/2013 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,001,111 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2041 and the market value of those underlying securities was $255,001,150.	100,000,000
100,000,000		Interest in $1,400,000,000 joint repurchase agreement 0.04%, dated 8/30/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,400,006,222 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2022 and the market value of those underlying securities was $1,428,006,403.	100,000,000
44,000,000	[2]	Interest in $470,000,000 joint repurchase agreement 0.05%, dated 8/19/2013 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,039,167 on 10/18/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $479,410,061.	44,000,000
100,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.04%, dated 8/30/2013 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,006,667 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $1,530,006,820.	100,000,000
100,000,000		Interest in $3,100,000,000 joint repurchase agreement 0.04%, dated 8/30/2013 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,100,013,778 on 9/3/2013. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/30/2017 and the market value of those underlying securities was $3,163,112,302.	100,000,000
100,000,000		Repurchase agreement 0.04%, dated 8/30/2013 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,000,444 on 9/3/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 11/21/2013 and the market value of those underlying securities was $102,002,684.	100,000,000
107,435,000		Interest in $4,000,000,000 joint repurchase agreement 0.04%, dated 8/30/2013 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,017,778 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $4,080,249,418.	107,435,000
87,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.02%, dated 8/27/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,003,889 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,020,004,015.	87,000,000
1

Principal Amount			Value
		Repurchase Agreements—continued
$86,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.04%, dated 8/29/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,007,778 on 9/5/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $1,020,005,678.	$86,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.05%, dated 8/30/2013 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,005,556 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2023 and the market value of those underlying securities was $1,020,005,722.	100,000,000
55,000,000	[2]	Interest in $640,000,000 joint repurchase agreement 0.05%, dated 8/19/2013 under which Goldman Sachs & Co. will repurchase a security provided as collateral for $640,031,111 on 9/23/2013. The security provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, was a U.S. Treasury security maturing on 4/15/2018 and the market value of that underlying security was $652,813,649.	55,000,000
100,000,000	[2]	Interest in $1,190,000,000 joint repurchase agreement 0.06%, dated 8/13/2013 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,190,067,433 on 9/17/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2021 and the market value of those underlying securities was $1,213,840,527.	100,000,000
100,000,000		Interest in $800,000,000 joint repurchase agreement 0.04%, dated 8/30/2013 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $800,003,556 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $816,003,687.	100,000,000
8,000,000	[2]	Interest in $600,000,000 joint repurchase agreement 0.04%, dated 8/16/2013 under which RBS Securities, Inc. will repurchase securities provided as collateral for $600,020,667 on 9/16/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2018 and the market value of those underlying securities was $612,012,382.	8,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.04%, dated 8/30/2013 under which RBS Securities, Inc. will repurchase securities provided as collateral for $500,002,222 on 9/3/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 4/30/2017 and the market value of those underlying securities was $510,002,752.	100,000,000
100,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.05%, dated 8/30/2013 under which Societe Generale, New York will repurchase securities provided as collateral for $2,500,013,889 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $2,550,014,424.	100,000,000
42,000,000		Interest in $500,000,000 joint repurchase agreement 0.03%, dated 8/27/2013 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $500,002,917 on 9/3/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $510,003,072.	42,000,000
		TOTAL REPURCHASE AGREEMENTS	1,429,435,000
		TOTAL INVESTMENTS—93.3% (AT AMORTIZED COST)[3]	2,249,445,335
		OTHER ASSETS AND LIABILITIES - NET-6.7%[4]	161,488,644
		TOTAL NET ASSETS—100%	$2,410,933,979
1	Discount rate(s) at time of purchase.
2	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.
2

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Directors ( the “Directors”).
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2013, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013